Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Total Revenue	$ 85,727	$ 44,331	$ 328,479	$ 454,998
Cost of goods sold	43,644	29,164	155,953	80,649
Gross margin	42,083	15,167	172,526	374,349
Operating expenses:
Depreciation and amortization	527	12,992	4,070	38,977
Executive compensation	0	4,950		17,631
Stock based compensation	0	720,000	3,231,573	2,738,240
Payroll and other expenses	42,593	29,576	76,792	88,126
Rent	46,219	49,269	99,646	107,872
Consulting and professional fees	23,278	85,648	116,903	155,392
General and administrative	44,549	38,419	117,439	95,124
Total operating expenses	157,166	940,854	3,646,423	3,241,362
Income (loss) from operations	(115,083)	(925,687)	(3,473,897)	(2,867,013)
Other income (expense)
Interest income (expense), net	(95,545)	(34,943)	(347,747)	(497,367)
Total other income (expense)	(95,545)	(34,943)	(347,747)	(497,367)
Income (loss) before income taxes	(210,628)	(960,630)	(3,821,644)	(3,364,380)
Provision for income taxes (benefit)	0	0	0	0
Net loss	(210,628)	(960,630)	(3,821,644)	(3,364,380)
Less: net gain(loss) attributable to non-controlling interests	(5,874)	(6,365)	10,286	(6,068)
Net loss attributable to Kisses From Italy, Inc.	$ (204,754)	$ (954,265)	$ (3,831,930)	$ (3,358,312)
Basic and diluted earnings (loss) per common share	$ (0.00)	$ (0.01)	$ (0.02)	$ (0.02)
Weighted-average number of common shares outstanding: Basic and diluted	168,615,951	150,776,792	164,399,707	135,992,240
Food Sales [Member]
Total Revenue	$ 85,727	$ 44,331	$ 328,479	$ 163,413
Franchise Sales [Member]
Total Revenue	$ 0	$ 0	$ 0	$ 291,585